Acquisitions (Details 1) (CNY)		12 Months Ended
	Oct. 02, 2012	Jun. 30, 2011 Acquisition of Changsha Kindergartens [Member]
Consideration Abstract
Cash consideration - paid		25,102,000
Cash consideration - other payables		698,000 [1]
Fair value of total consideration transferred		25,800,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Other receivables		8,485,000
Other current assets		237,000
Property, plant and equipment, net		7,327,000
Other payables		(3,195,000)
Other current liabilities		(4,361,000)
Deferred tax liabilities		(280,000)
Total identifiable net assets		8,213,000
Goodwill		17,587,000
Consideration	23,244,000	25,800,000
Consideration Outflow Abstract
Amount paid for acquisition		25,102,000

[1]	The consideration payable approximately of RMB698,000 was settled in year ended June 30, 2012.